Share-Based Compensation Expenses (Details) - Schedule of summary of share option activity - ¥ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Incentive Plan 2018 [Member]
Share-Based Compensation Expenses (Details) - Schedule of summary of share option activity [Line Items]
Number of shares balance (in Shares)		187,933,730	187,933,730	187,933,730
Weighted average exercise price balance
Weighted average grant date fair value balance		¥ 1.27	¥ 1.27	¥ 1.27
Number of shares granted exercisable (in Shares)		187,933,730	150,346,984	112,760,238
Weighted average exercise price exercisable
Weighted average grant date fair value exercisable		¥ 1.27	¥ 1.27	¥ 1.27
Number of shares granted expected to vest (in Shares)			37,586,746	75,173,492
Weighted average exercise price expected to vest
Weighted average grant date fair value expected to vest			¥ 1.27	¥ 1.27
Number of shares granted (in Shares)				187,933,730
Weighted average exercise price granted
Weighted average grant date fair value granted				¥ 1.27
Number of shares granted exercised (in Shares)
Weighted average exercise price exercised
Weighted average grant date fair value exercised
Number of shares granted surrendered (in Shares)
Weighted average exercise price surrendered
Weighted average grant date fair value surrendered
Share Incentive Plan 2019 [Member]
Share-Based Compensation Expenses (Details) - Schedule of summary of share option activity [Line Items]
Number of shares balance (in Shares)	119,674,780	119,674,780
Weighted average exercise price balance
Weighted average grant date fair value balance	¥ 0.72	¥ 0.72
Number of shares granted exercisable (in Shares)	59,837,390
Weighted average exercise price exercisable
Weighted average grant date fair value exercisable	¥ 0.72
Number of shares granted expected to vest (in Shares)	59,837,390	119,674,780
Weighted average exercise price expected to vest
Weighted average grant date fair value expected to vest	¥ 0.72	¥ 0.72
Number of shares granted (in Shares)		119,674,780
Weighted average exercise price granted
Weighted average grant date fair value granted		¥ 0.72
Number of shares granted exercised (in Shares)
Weighted average exercise price exercised
Weighted average grant date fair value exercised
Number of shares granted surrendered (in Shares)
Weighted average exercise price surrendered
Weighted average grant date fair value surrendered